Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Interest And Finance Costs
Interest and Finance Costs (Table)

	Year ended December 31,
	2022	2021	2020
Interest expense (Note 5)	$25,661	$18,762	$24,146
Amortization of deferred financing fees	2,032	2,285	2,527
Write-off of deferred financing fees	—	—	—
Commitment fees (Note 5)	—	—	—
Other	218	373	385
Total	$27,911	$21,420	$27,058